Property, Plants and Equipment (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure Of Property Plant And Equipment [Abstract]
Summary of Property Plant and Equipment

The following table sets forth the property, plant and equipment as of December 31, 2017, 2016 and January 1, 2016:

Classes of Property, Plants and Equipment, Gross	12-31-2017	12-31-2016	01-01-2016
	ThUS$	ThUS$	ThUS$

Property, Plants and Equipment, Gross	12,994,643	12,519,170	11,422,783
Construction in progress	829,559	848,636	855,089
Land	155,485	151,430	141,522
Buildings	215,100	192,727	174,934
Plant and equipment	6,513,960	6,648,792	5,915,858
Network Infrastructure	4,758,475	4,244,836	3,921,403
Fixtures and fittings	293,738	255,731	245,183
Other property, plant and equipment under finance lease	228,326	177,018	168,794

Classes of Accumulated Depreciation and Impairment in Property, Plants and	12-31-2017	12-31-2016	01-01-2016
Equipment	ThUS$	ThUS$	ThUS$

Total Accumulated Depreciation and Impairment in Property, Plants and Equipment	(4,902,176)	(4,826,014)	(4,377,094)
Buildings	(87,543)	(86,515)	(74,954)
Plant and equipment	(2,562,137)	(2,635,262)	(2,156,717)
Network Infrastructure	(2,026,878)	(1,895,185)	(1,969,883)
Fixtures and fittings	(180,655)	(162,078)	(138,279)
Other property, plant and equipment under finance lease	(44,963)	(46,974)	(37,261)

	12-31-2017	12-31-2016	01-01-2016
Classes of Property, Plants and Equipment, Net	ThUS$	ThUS$	ThUS$

Property, Plants and Equipment, Net	8,092,467	7,693,156	7,045,689
Construction in progress	829,559	848,636	855,089
Land	155,485	151,430	141,522
Buildings	127,557	106,212	99,980
Plant and equipment	3,951,823	4,013,530	3,759,141
Network Infrastructure	2,731,597	2,349,651	1,951,520
Fixtures and fittings	113,083	93,653	106,904
Other property, plant and equipment under finance lease	183,363	130,044	131,533

Summary of Changes in Property Plant and Equipment

The detail and changes in property, plant, and equipment during the years ended December 31, 2017 and 2016, are as follows:

Changes in 2017	Construction in Progress	Land	Buildings, Net	Plant and Equiment	Network infrastructure, Net	Fixtures and Fittings	Other Property, Plant and Equipment under Finance Lease	Property, Plant and Equipment, Net
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
	848,636	151,430	106,212	4,013,530	2,349,651	93,653	130,044	7,693,156
Increases other than from business combinations	815,269	3	13	6,338	-	3,454	326	825,403
Acquisitions through business combinations	-	-	-	-	-	13,212	-	13,212
Increases (decreases) from foreign currency translation differences, net	(37,686)	1,646	(1,362)	18,836	(66,040)	(3,930)	4,936	(83,600)
Depreciation (1)	-	-	(4,729)	(216,852)	(151,856)	(21,403)	(12,695)	(407,535)
Impairment (losses) reversals recognized in profit or loss (1)	-	-	-	(10,242)	54,819	-	-	44,577
Increases (decreases) from transfers and other changes	(796,707)	2,631	23,609	141,901	547,973	17,961	62,632	-
Increases (decreases) from transfers from construction in progress	(796,707)	2,631	23,609	141,901	547,973	17,961	62,632	-
Disposals and removal from service	(111)	(169)	(267)	(488)	(3,007)	(2,975)	(73)	(7,090)
Disposals	5	(169)	(244)	-	-	(3)	-	(411)
Removals	(116)	-	(23)	(488)	(3,007)	(2,972)	(73)	(6,679)
Other increases (decreases)	158	(56)	4,081	(1,200)	57	13,111	(1,807)	14,344
Total changes	(19,077)	4,055	21,345	(61,707)	381,946	19,430	53,319	399,311
	829,559	155,485	127,557	3,951,823	2,731,597	113,083	183,363	8,092,467

Changes in 2016	Construction in Progress	Land	Buildings	Plant and Equiment	Network Infraestructure, Net	Fixtures and Fittings	Other Property, Plant and Equipment under Finance Lease	Property, Plant and Equipment, Net
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
	855,089	141,522	99,980	3,759,141	1,951,520	106,904	131,533	7,045,689
Increases other than from business combinations	786,488	128	73	4,295	2,697	3,963	3,622	801,266
Acquisitions through business combinations	5,140	4,222	7,962	-	119,884	2,078	329	139,615
Increases (decreases) from foreign currency translation differences, net	(33,100)	6,395	2,407	286,922	(133,636)	8,800	1,887	139,675
Depreciation (1)	-	-	(3,971)	(192,355)	(127,444)	(15,642)	(8,973)	(348,385)
Impairment (losses) reversals recognized in profit or loss (1)	-	-	-	-	-	-	-	-
Increases (decreases) from transfers and other changes	(740,651)	(693)	(211)	197,004	540,513	718	3,320	-
Increases (decreases) from transfers from construction in progress	(740,651)	(693)	(211)	197,004	540,513	718	3,320	-
Disposals and removals from service	(23,353)	(99)	(28)	(39,640)	(3,813)	(274)	(1,674)	(68,881)
Disposals	-	(6)	(4)	(36,494)	-	(148)	(1,633)	(38,285)
Removals	(23,353)	(93)	(24)	(3,146)	(3,813)	(126)	(41)	(30,596)
Other increases (decreases)	(977)	(45)	-	(1,837)	(70)	(12,894)	-	(15,823)
Total changes	(6,453)	9,908	6,232	254,389	398,131	(13,251)	(1,489)	647,467
	848,636	151,430	106,212	4,013,530	2,349,651	93,653	130,044	7,693,156

                 (1) See Note 29.

Schedule of Future Lease Payments Finance Leases

The present value of future lease payments derived from these finance leases is as follows:

	12-31-2017			12-31-2016			01-01-2016
	Gross	Interest	Present Value	Gross	Interest	Present Value	Gross	Interest	Present Value
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
Less than one year	26,991	344	26,647	43,076	582	42,494	32,404	4,708	27,696
From one to five years	83,287	5,442	77,845	87,888	6,928	80,960	63,302	7,861	55,441
More than five years	-	-	-	1,744	8	1,736	27,913	739	27,174
Total	110,278	5,786	104,492	132,708	7,518	125,190	123,619	13,308	110,311

Schedule of Total Future Lease Payments

As of December 31, 2017, 2016 and January 1, 2016, the total future lease payments under those contracts are as follows:

	12-31-2017	12-31-2016	01-01-2016
	ThUS$	ThUS$	ThUS$
Less than one year	15,889	22,463	21,192
From one to five years	27,689	24,825	30,963
More than five years	13,344	12,570	12,062
Total	56,922	59,858	64,217